Risk Management (Details 11)	12 Months Ended
Dec. 31, 2019
2016
LCR - Liquidity Coverage Ratio
% Required	70.00%
2017
LCR - Liquidity Coverage Ratio
% Required	80.00%
2018
LCR - Liquidity Coverage Ratio
% Required	90.00%
As of 2019
LCR - Liquidity Coverage Ratio
% Required	100.00%